Summary of Revenues by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Revenue	$ 5,260	$ 3,652	$ 532
Switzerland [Member]
IfrsStatementLineItems [Line Items]
Revenue	5,075	905
Ireland [Member]
IfrsStatementLineItems [Line Items]
Revenue		73	74
Denmark [Member]
IfrsStatementLineItems [Line Items]
Revenue	185	2,655	413
Other [Member]
IfrsStatementLineItems [Line Items]
Revenue		$ 19	$ 45